DISCONTINUED OPERATIONS - Components of Loss (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating costs and expenses:
Loss from discontinued operations, net of tax	$ 691	$ (1,862)	$ (8,060)	$ (12,050)	$ (9,563)	$ (9,325)	$ (8,136)	$ (22,459)	$ (21,281)	$ (49,483)	$ (29,959)
Vimeo | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									283,146	195,821	159,529
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)									88,589	68,873	63,366
Selling and marketing expense									104,216	84,298	59,704
General and administrative expense									47,019	44,177	31,338
Product development expense									62,803	44,524	37,011
Depreciation									460	478	1,200
Amortization of intangibles									14,745	9,653	6,349
Total operating costs and expenses									317,832	252,003	198,968
Operating loss from discontinued operations									(34,686)	(56,182)	(39,439)
Other income (expense), net									93	(6,441)	63
Loss from discontinued operations before tax									(34,593)	(62,623)	(39,376)
Income tax benefit									13,312	13,140	9,417
Loss from discontinued operations, net of tax									$ (21,281)	$ (49,483)	$ (29,959)